Fair Value Hierarchy - Schedule of Information About Significant Unobservable Inputs (Details) - Warrant - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure In Tabular Form Of Significant Unobservable Inputs Used In Fair Value Measurement Of Liabilities [Line Items]
Financial Liabilities Fair Value Disclosure	$ 94,768	$ 76,423
Level 3
Disclosure In Tabular Form Of Significant Unobservable Inputs Used In Fair Value Measurement Of Liabilities [Line Items]
Financial Liabilities Fair Value Disclosure	$ 94,768	$ 76,423
Level 3 | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Price Volatility [Member]
Disclosure In Tabular Form Of Significant Unobservable Inputs Used In Fair Value Measurement Of Liabilities [Line Items]
Financial Liabilities Fair Value Disclosure			$ 29,280